Accounts Payable, Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Amounts related to accounts payable, accrued expenses and other current liabilities as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

Trade accounts payable	$580,291	$468,803
Accrued payroll liabilities	17,971	17,827
Accrued operating expenses	101,908	90,462
Accrued interest	59,245	161,171
Accrued commissions payable from 2022 MSSP Consideration	25,000	25,000
Product return allowance	1,567	2,049
	$785,982	$765,312

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Amounts related to accounts payable, accrued expenses and other current liabilities as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Trade accounts payable	$468,803	$251,479
Accrued payroll liabilities	17,827	110,103
Accrued operating expenses	90,462	91,238
Accrued interest	161,171	57,074
Accrued commissions payable from 2022 MSSP Consideration	25,000	100,000
Contingent acquisition consideration payable	---	2,189
Product return allowance	2,049	2,095
	$765,312	$614,178